CECL - Financial instruments measured at amortized cost and credit losses (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments measured at amortized costs
Overview of financial instruments measured at amortized cost – by balance sheet position
end of	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value
2020 (CHF million)
Cash and due from banks	138,593		(6)	138,587
Interest-bearing deposits with banks	1,303	[2]	(5)	1,298
Securities purchased under resale agreements and securities borrowing transactions	21,139		0	21,139
Loans	282,036	[2,3]	(1,536)	280,500
Brokerage receivables	35,942	[2]	(1)	35,941
Other assets	15,394		(43)	15,351
Total	494,407		(1,591)	492,816
1 Net of unearned income/deferred expenses, as applicable.
2
Excludes accrued interest in the total amount of CHF 351 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million relates to interest-bearing deposits with banks, CHF 334 million to loans and CHF 16 million to brokerage receivables. These accrued interest balances are reported in other assets.

3 Includes endangered interest of CHF 88 million on non-accrual loans which are reported as part of the loans' amortized cost balance.

Allowance for credit losses - loans held at amortized cost
Allowance for credit losses – loans held at amortized cost
	2020				2019			[1]	2018			[1]
	Consumer	Corporate & institutional	Total		Consumer	Corporate & institutional	Total		Consumer	Corporate & institutional	Total
Allowance for credit losses (CHF million)
Balance at beginning of period	241	808	1,049	[2]	187	715	902		220	662	882
Current-period provision for expected credit losses	191	709	900		63	221	284		19	182	201
of which methodology changes	0	(19)	(19)		–	–	–		–	–	–
of which provisions for interest [3]	22	15	37		–	–	–		–	–	–
Gross write-offs	(87)	(238)	(325)		(86)	(213)	(299)		(85)	(184)	(269)
Recoveries	8	5	13		9	16	25		21	37	58
Net write-offs	(79)	(233)	(312)		(77)	(197)	(274)		(64)	(147)	(211)
Provisions for interest	–	–	–		14	28	42		11	19	30
Foreign currency translation impact and other adjustments, net	(35)	(66)	(101)		(1)	(7)	(8)		1	(1)	0
Balance at end of period	318	1,218	1,536		186	760	946		187	715	902
of which individually evaluated	230	636	866		145	464	609		146	462	608
of which collectively evaluated	88	582	670		41	296	337		41	253	294
1 Measured under the previous accounting guidance (incurred loss model).
2
Includes a net impact of CHF 103 million from the adoption of the new CECL guidance and the related election of the fair value option for certain loans on January 1, 2020, of which CHF 55 million is reflected in consumer loans and CHF 48 million in corporate & institutional loans.

3 Represents the current-period net provision for accrued interest on non-accrual loans and lease financing transactions which is recognized as a reversal of interest income.

Purchases, reclassifications and sales - loans held at amortized cost
Purchases, reclassifications and sales – loans held at amortized cost
	2020			2019			2018
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
CHF million
Purchases [1]	45	2,756	2,801	18	2,478	2,496	0	2,163	2,163
Reclassifications from loans held-for-sale [2]	0	6	6	0	11	11	0	1	1
Reclassifications to loans held-for-sale [3]	18	2,007	2,025	0	3,138	3,138	1	2,351	2,352
Sales [3]	18	1,626	1,644	0	3,001	3,001	1	2,267	2,268
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Allowance for Credit Losses on Other Financing Instruments [Table Text Block]
Allowance for credit losses – other financial assets held at amortized cost
2020
CHF million
Balance at beginning of period	45
Current-period provision for expected credit losses	24
Gross write-offs	(12)
Recoveries	2
Net write-offs	(10)
Foreign currency translation impact and other adjustments, net	(4)
Balance at end of period	55
of which individually evaluated	17
of which collectively evaluated	38

Loans held at amortized cost by internal counterparty rating
Consumer loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2020 (CHF million)
Mortgages
2020	18,765	1,664	3	20,432
2019	14,072	1,511	26	15,609
2018	10,242	932	58	11,232
2017	7,087	857	44	7,988
2016	10,951	914	76	11,941
Prior years	39,918	2,854	216	42,988
Total term loans	101,035	8,732	423	110,190
Revolving loans	528	548	4	1,080
Total	101,563	9,280	427	111,270
Loans collateralized by securities
2020	1,682	1,547	149	3,378
2019	1,019	324	0	1,343
2018	499	64	0	563
2017	61	41	0	102
2016	200	127	0	327
Prior years	563	622	0	1,185
Total term loans	4,024	2,725	149	6,898
Revolving loans [1]	41,749	3,038	104	44,891
Total	45,773	5,763	253	51,789
Consumer finance
2020	1,297	903	5	2,205
2019	519	505	22	1,046
2018	279	237	23	539
2017	81	154	17	252
2016	16	57	10	83
Prior years	48	92	41	181
Total term loans	2,240	1,948	118	4,306
Revolving loans	328	88	81	497
Total	2,568	2,036	199	4,803
Consumer – total
2020	21,744	4,114	157	26,015
2019	15,610	2,340	48	17,998
2018	11,020	1,233	81	12,334
2017	7,229	1,052	61	8,342
2016	11,167	1,098	86	12,351
Prior years	40,529	3,568	257	44,354
Total term loans	107,299	13,405	690	121,394
Revolving loans	42,605	3,674	189	46,468
Total	149,904	17,079	879	167,862
1 Lombard loans are generally classified as revolving loans.
Corporate & institutional loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2020 (CHF million)
Real estate
2020	6,054	2,792	106	8,952
2019	2,902	1,611	0	4,513
2018	1,849	1,133	24	3,006
2017	1,033	346	72	1,451
2016	1,591	285	25	1,901
Prior years	5,982	1,105	33	7,120
Total term loans	19,411	7,272	260	26,943
Revolving loans	1,027	172	69	1,268
Total	20,438	7,444	329	28,211
Commercial and industrial loans
2020	7,724	11,621	310	19,655
2019	3,851	6,411	133	10,395
2018	1,781	4,321	247	6,349
2017	964	1,981	60	3,005
2016	809	1,248	22	2,079
Prior years	2,830	3,837	128	6,795
Total term loans	17,959	29,419	900	48,278
Revolving loans	12,913	8,908	464	22,285
Total	30,872	38,327	1,364	70,563
Financial institutions
2020	3,386	697	43	4,126
2019	1,973	132	39	2,144
2018	960	432	9	1,401
2017	97	92	0	189
2016	37	102	20	159
Prior years	288	38	2	328
Total term loans	6,741	1,493	113	8,347
Revolving loans	5,718	419	1	6,138
Total	12,459	1,912	114	14,485
Governments and public institutions
2020	174	33	0	207
2019	135	20	10	165
2018	80	0	0	80
2017	35	0	0	35
2016	74	1	0	75
Prior years	388	41	0	429
Total term loans	886	95	10	991
Revolving loans	19	0	0	19
Total	905	95	10	1,010
Corporate & institutional – total
2020	17,338	15,143	459	32,940
2019	8,861	8,174	182	17,217
2018	4,670	5,886	280	10,836
2017	2,129	2,419	132	4,680
2016	2,511	1,636	67	4,214
Prior years	9,488	5,021	163	14,672
Total term loans	44,997	38,279	1,283	84,559
Revolving loans	19,677	9,499	534	29,710
Total	64,674	47,778	1,817	114,269
Total loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2020 (CHF million)
Loans held at amortized cost – total
2020	39,082	19,257	616	58,955
2019	24,471	10,514	230	35,215
2018	15,690	7,119	361	23,170
2017	9,358	3,471	193	13,022
2016	13,678	2,734	153	16,565
Prior years	50,017	8,589	420	59,026
Total term loans	152,296	51,684	1,973	205,953
Revolving loans	62,282	13,173	723	76,178
Total	214,578	64,857	2,696	282,131	[1]
1 Excludes accrued interest on loans held at amortized cost of CHF 334 million.
2019 Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2019 (CHF million)
Mortgages [1]	99,677	9,629	365	109,671
Loans collateralized by securities [1]	50,766	5,531	128	56,425
Consumer finance	1,527	2,677	167	4,371
Consumer	151,970	17,837	660	170,467
Real estate	20,524	7,674	125	28,323
Commercial and industrial loans [1]	30,090	38,522	1,108	69,720
Financial institutions	13,267	2,122	47	15,436
Governments and public institutions	1,166	67	0	1,233
Corporate & institutional	65,047	48,385	1,280	114,712
Gross loans held at amortized cost	217,017	66,222	1,940	285,179
1
Certain corporate & institutional loans have been reclassified to consumer loans following the application of a look-through approach with regard to beneficial owners. The prior period has been reclassified to conform to the current presentation.

Other Financial Assets Credit Quality Indicators [Table Text Block]
Other financial assets held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2020 (CHF million)
Other financial assets held at amortized cost
2018	0	70	0	70
2017	0	2	0	2
2016	0	4	0	4
Total term positions	0	76	0	76
Revolving positions	0	934	0	934
Total	0	1,010	0	1,010
Includes primarily mortgage servicing advances and failed purchases.

Past Due Financing Receivables [Table Text Block]
Loans held at amortized cost – past due
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2020 (CHF million)
Mortgages	110,747	63	68	34	358	523	111,270
Loans collateralized by securities	51,668	17	0	0	104	121	51,789
Consumer finance	4,361	156	68	47	171	442	4,803
Consumer	166,776	236	136	81	633	1,086	167,862
Real estate	28,070	50	3	11	77	141	28,211
Commercial and industrial loans	69,060	630	54	137	682	1,503	70,563
Financial institutions	14,311	41	15	72	46	174	14,485
Governments and public institutions	969	37	4	0	0	41	1,010
Corporate & institutional	112,410	758	76	220	805	1,859	114,269
Total loans held at amortized cost	279,186	994	212	301	1,438	2,945	282,131	[1]
2019 (CHF million)
Mortgages [2]	109,279	83	16	9	284	392	109,671
Loans collateralized by securities [2]	56,287	79	0	2	57	138	56,425
Consumer finance	3,826	283	61	43	158	545	4,371
Consumer	169,392	445	77	54	499	1,075	170,467
Real estate	28,094	95	10	2	122	229	28,323
Commercial and industrial loans [2]	68,462	528	62	71	597	1,258	69,720
Financial institutions	15,300	85	1	3	47	136	15,436
Governments and public institutions	1,207	26	0	0	0	26	1,233
Corporate & institutional	113,063	734	73	76	766	1,649	114,712
Total loans held at amortized cost	282,455	1,179	150	130	1,265	2,724	285,179
1 Excludes accrued interest on loans held at amortized cost of CHF 334 million.
2
Certain corporate & institutional loans have been reclassified to consumer loans following the application of a look-through approach with regard to beneficial owners. The prior period has been reclassified to conform to the current presentation.

Past due loans, held at amortized cost [Table Text Block]
Non-accrual loans held at amortized cost
	2020
	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period
CHF million
Mortgages	337	418	3	60
Loans collateralized by securities	122	105	1	0
Consumer finance	168	201	3	1
Consumer	627	724	7	61
Real estate	155	324	8	27
Commercial and industrial loans	682	925	38	4
Financial institutions	46	68	0	8
Corporate & institutional	883	1,317	46	39
Total loans held at amortized cost	1,510	2,041	53	100

Restructured financing receivables held at amortized cost
Restructured financing receivables held at amortized cost
	2020			2019			2018
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Mortgages	0	0	0	1	7	7	5	29	29
Loans collateralized by securities	3	165	165	0	0	0	0	0	0
Commercial and industrial loans	17	127	95	25	172	161	13	182	160
Total loans	20	292	260	26	179	168	18	211	189

Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
	2020		2019		2018
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Mortgages	0	0	1	13	1	8
Commercial and industrial loans	4	13	1	2	8	76
Total loans	4	13	2	15	9	84

Bank
Financial instruments measured at amortized costs
Overview of financial instruments measured at amortized cost – by balance sheet position
end of	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value
2020 (CHF million)
Cash and due from banks	137,683		(1)	137,682
Interest-bearing deposits with banks	1,235	[2]	(5)	1,230
Securities purchased under resale agreements and securities borrowing transactions	21,139		0	21,139
Loans	290,468	[2,3]	(1,535)	288,933
Brokerage receivables	35,944	[2]	(1)	35,943
Other assets	15,540		(41)	15,499
Total	502,009		(1,583)	500,426
1 Net of unearned income/deferred expenses, as applicable.
2
Excludes accrued interest for credit losses in the total amount of CHF 351 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million relates to interest-bearing deposits with banks, CHF 334 million to loans and CHF 16 million to brokerage receivables. These accrued interest balances are reported in other assets.

3 Includes endangered interest of CHF 87 million on non-accrual loans which are reported as part of the loans' amortized cost balance.

Allowance for credit losses - loans held at amortized cost
Allowance for credit losses – loans held at amortized cost
	2020				2019			[1]	2018			[1]
	Consumer	Corporate & institutional	Total		Consumer	Corporate & institutional	Total		Consumer	Corporate & institutional	Total
Allowance for credit losses (CHF million)
Balance at beginning of period	241	807	1,048	[2]	187	714	901		220	661	881
Current-period provision for expected credit losses	191	709	900		63	221	284		19	182	201
of which methodology changes	0	(19)	(19)		–	–	–		–	–	–
of which provisions for interest [3]	22	15	37		–	–	–		–	–	–
Gross write-offs	(87)	(238)	(325)		(86)	(213)	(299)		(85)	(184)	(269)
Recoveries	8	5	13		9	16	25		21	37	58
Net write-offs	(79)	(233)	(312)		(77)	(197)	(274)		(64)	(147)	(211)
Provisions for interest [3]	–	–	–		14	28	42		11	19	30
Foreign currency translation impact and other adjustments, net	(35)	(66)	(101)		(1)	(7)	(8)		1	(1)	0
Balance at end of period	318	1,217	1,535		186	759	945		187	714	901
of which individually evaluated	230	635	865		145	463	608		146	461	607
of which collectively evaluated	88	582	670		41	296	337		41	253	294
1 Measured under the previous accounting guidance (incurred loss model).
2
Includes a net impact of CHF 103 million from the adoption of the new CECL guidance and the related election of the fair value option for certain loans on January 1, 2020, of which CHF 55 million reflected in consumer loans and CHF 48 million in corporate & institutional loans.

3 Represents the current-period net provision for accrued interest on non-accrual loans and lease financing transactions which is recognized as a reversal of interest income.

Purchases, reclassifications and sales - loans held at amortized cost
Purchases, reclassifications and sales – loans held at amortized cost
	2020			2019			2018
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
CHF million
Purchases [1]	45	2,756	2,801	18	2,478	2,496	0	2,163	2,163
Reclassifications from loans held-for-sale [2]	0	6	6	0	11	11	0	1	1
Reclassifications to loans held-for-sale [3]	18	2,007	2,025	0	3,138	3,138	1	2,351	2,352
Sales [3]	18	1,626	1,644	0	3,001	3,001	1	2,267	2,268
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Allowance for Credit Losses on Other Financing Instruments [Table Text Block]
Allowance for credit losses – other financial assets held at amortized cost
2020
CHF million
Balance at beginning of period	43
Current-period provision for expected credit losses	19
Gross write-offs	(12)
Recoveries	2
Net write-offs	(10)
Foreign currency translation impact and other adjustments, net	(4)
Balance at end of period	48
of which individually evaluated	15
of which collectively evaluated	33

Loans held at amortized cost by internal counterparty rating
Consumer loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2020 (CHF million)
Mortgages
2020	18,765	1,664	3	20,432
2019	14,072	1,511	26	15,609
2018	10,242	932	58	11,232
2017	7,087	857	44	7,988
2016	10,951	914	76	11,941
Prior years	39,918	2,854	216	42,988
Total term loans	101,035	8,732	423	110,190
Revolving loans	528	548	4	1,080
Total	101,563	9,280	427	111,270
Loans collateralized by securities
2020	1,682	1,547	149	3,378
2019	1,019	324	0	1,343
2018	499	64	0	563
2017	61	41	0	102
2016	200	127	0	327
Prior years	563	622	0	1,185
Total term loans	4,024	2,725	149	6,898
Revolving loans [1]	41,749	3,038	104	44,891
Total	45,773	5,763	253	51,789
Consumer finance
2020	1,297	903	5	2,205
2019	519	505	22	1,046
2018	279	237	23	539
2017	81	154	17	252
2016	16	57	10	83
Prior years	48	92	41	181
Total term loans	2,240	1,948	118	4,306
Revolving loans	328	88	81	497
Total	2,568	2,036	199	4,803
Consumer – total
2020	21,744	4,114	157	26,015
2019	15,610	2,340	48	17,998
2018	11,020	1,233	81	12,334
2017	7,229	1,052	61	8,342
2016	11,167	1,098	86	12,351
Prior years	40,529	3,568	257	44,354
Total term loans	107,299	13,405	690	121,394
Revolving loans	42,605	3,674	189	46,468
Total	149,904	17,079	879	167,862
1 Lombard loans are generally classified as revolving loans.
Corporate & institutional loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2020 (CHF million)
Real estate
2020	6,054	2,792	106	8,952
2019	2,902	1,611	0	4,513
2018	1,849	1,133	24	3,006
2017	1,033	346	72	1,451
2016	1,591	285	25	1,901
Prior years	5,982	1,105	33	7,120
Total term loans	19,411	7,272	260	26,943
Revolving loans	1,027	172	69	1,268
Total	20,438	7,444	329	28,211
Commercial and industrial loans
2020	7,724	11,621	310	19,655
2019	3,851	6,411	133	10,395
2018	1,781	4,321	247	6,349
2017	964	1,981	60	3,005
2016	809	1,248	22	2,079
Prior years	2,830	3,837	116	6,783
Total term loans	17,959	29,419	888	48,266
Revolving loans	12,913	8,908	464	22,285
Total	30,872	38,327	1,352	70,551
Financial institutions
2020	3,386	697	43	4,126
2019	1,973	132	39	2,144
2018	960	432	9	1,401
2017	97	92	0	189
2016	37	102	20	159
Prior years	288	38	2	328
Total term loans	6,741	1,493	113	8,347
Revolving loans	5,718	419	1	6,138
Total	12,459	1,912	114	14,485
Governments and public institutions
2020	174	33	0	207
2019	135	20	10	165
2018	80	0	0	80
2017	35	0	0	35
2016	74	1	0	75
Prior years	388	41	0	429
Total term loans	886	95	10	991
Revolving loans	19	0	0	19
Total	905	95	10	1,010
Corporate & institutional – total
2020	17,338	15,143	459	32,940
2019	8,861	8,174	182	17,217
2018	4,670	5,886	280	10,836
2017	2,129	2,419	132	4,680
2016	2,511	1,636	67	4,214
Prior years	9,488	5,021	151	14,660
Total term loans	44,997	38,279	1,271	84,547
Revolving loans	19,677	9,499	534	29,710
Total	64,674	47,778	1,805	114,257
Total loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2020 (CHF million)
Loans held at amortized cost – total
2020	39,082	19,257	616	58,955
2019	24,471	10,514	230	35,215
2018	15,690	7,119	361	23,170
2017	9,358	3,471	193	13,022
2016	13,678	2,734	153	16,565
Prior years	50,017	8,589	408	59,014
Total term loans	152,296	51,684	1,961	205,941
Revolving loans	62,282	13,173	723	76,178
Total loans to third parties	214,578	64,857	2,684	282,119
Total loans to entities under common control	8,444	0	0	8,444
Total	223,022	64,857	2,684	290,563	[1]
1 Excludes accrued interest on loans held at amortized cost of CHF 334 million.
2019 Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2019 (CHF million)
Mortgages [1]	99,677	9,629	365	109,671
Loans collateralized by securities [1]	50,766	5,531	128	56,425
Consumer finance	1,527	2,677	167	4,371
Consumer	151,970	17,837	660	170,467
Real estate	20,524	7,674	125	28,323
Commercial and industrial loans [1]	30,703	38,522	1,096	70,321
Financial institutions	19,912	2,122	47	22,081
Governments and public institutions	1,166	67	0	1,233
Corporate & institutional	72,305	48,385	1,268	121,958
Gross loans held at amortized cost	224,275	66,222	1,928	292,425
1
Certain corporate & institutional loans have been reclassified to consumer loans following the application of a look-through approach with regard to beneficial owners. The prior period has been reclassified to conform to the current presentation.

Other Financial Assets Credit Quality Indicators [Table Text Block]
Other financial assets held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2020 (CHF million)
Other financial assets held at amortized cost
2018	0	70	0	70
2017	0	2	0	2
2016	0	4	0	4
Total term positions	0	76	0	76
Revolving positions	0	934	0	934
Total	0	1,010	0	1,010
Includes primarily mortgage servicing advances and failed purchases.

Past Due Financing Receivables [Table Text Block]
Loans held at amortized cost – past due
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2020 (CHF million)
Mortgages	110,747	63	68	34	358	523	111,270
Loans collateralized by securities	51,668	17	0	0	104	121	51,789
Consumer finance	4,361	156	68	47	171	442	4,803
Consumer	166,776	236	136	81	633	1,086	167,862
Real estate	28,070	50	3	11	77	141	28,211
Commercial and industrial loans	69,060	630	54	137	670	1,491	70,551
Financial institutions	14,311	41	15	72	46	174	14,485
Governments and public institutions	969	37	4	0	0	41	1,010
Corporate & institutional	112,410	758	76	220	793	1,847	114,257
Total loans to third parties	279,186	994	212	301	1,426	2,933	282,119
Total loans to entities under common control	8,444	0	0	0	0	0	8,444
Total loans held at amortized cost	287,630	994	212	301	1,426	2,933	290,563	[1]
2019 (CHF million)
Mortgages [2]	109,279	83	16	9	284	392	109,671
Loans collateralized by securities [2]	56,287	79	0	2	57	138	56,425
Consumer finance	3,826	283	61	43	158	545	4,371
Consumer	169,392	445	77	54	499	1,075	170,467
Real estate	28,094	95	10	2	122	229	28,323
Commercial and industrial loans [2]	69,075	528	62	71	585	1,246	70,321
Financial institutions	21,945	85	1	3	47	136	22,081
Governments and public institutions	1,207	26	0	0	0	26	1,233
Corporate & institutional	120,321	734	73	76	754	1,637	121,958
Total loans held at amortized cost	289,713	1,179	150	130	1,253	2,712	292,425
1 Excludes accrued interest on loans held at amortized cost of CHF 334 million.
2
Certain corporate & institutional loans have been reclassified to consumer loans following the application of a look-through approach with regard to beneficial owners. The prior period has been reclassified to conform to the current presentation.

Past due loans, held at amortized cost [Table Text Block]
Non-accrual loans held at amortized cost
	2020
	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period
CHF million
Mortgages	337	418	3	60
Loans collateralized by securities	122	105	1	0
Consumer finance	168	201	3	1
Consumer	627	724	7	61
Real estate	155	324	8	27
Commercial and industrial loans	670	913	38	4
Financial institutions	46	68	0	8
Corporate & institutional	871	1,305	46	39
Total loans held at amortized cost	1,498	2,029	53	100

Restructured financing receivables held at amortized cost
Restructured financing receivables held at amortized cost
	2020			2019			2018
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Mortgages	0	0	0	1	7	7	5	29	29
Loans collateralized by securities	3	165	165	0	0	0	0	0	0
Commercial and industrial loans	17	127	95	25	172	161	13	182	160
Total loans	20	292	260	26	179	168	18	211	189

Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
	2020		2019		2018
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Mortgages	0	0	1	13	1	8
Commercial and industrial loans	4	13	1	2	8	76
Total loans	4	13	2	15	9	84